Summary of Significant Accounting Policies - Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2013
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	30 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Rental Clocks [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years